Redeemable non-controlling interests - Narrative (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Oct. 31, 2021 CNY (¥)	Oct. 31, 2021 USD ($)	Aug. 31, 2021
Redeemable non-controlling interests.
Derivative liabilities				¥ 364,800	$ 52.8
Derivative liabilities settled	¥ 74,000		$ 10.2
Payments for Settlement of Derivative Liability	24,500	$ 3.4
Settle derivative liabilities with shares	100,807
Additional paid-in capital settlement of derivative liabilities with shares	¥ 182,200
Baotong Inc.
Redeemable non-controlling interests.
Equity Method Investment, Ownership Percentage	7.00%		7.00%
Baotong Inc. | Cainiao
Redeemable non-controlling interests.
Total consideration						¥ 1,392,500	$ 217.9
Equity Method Investment, Ownership Percentage						30.00%	30.00%
Shanghai Morefun Information Technology Co., Ltd.("Morefun")
Redeemable non-controlling interests.
Equity interests to be transferred (as a percent)								51.00%
Shanghai Morefun Information Technology Co., Ltd.("Morefun") | CJ O Shopping
Redeemable non-controlling interests.
Equity interests to be transferred (as a percent)								22.00%